Note 20 - Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
20.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company's financial instruments consist of cash and cash equivalents, accounts receivable, receivable from the sale of discontinued operations, convertible debentures, and accounts payable and accrued liabilities. Unless otherwise noted, it is management's opinion that the Company is not
exposed to significant interest risk arising from these financial instruments. The Company estimates that the fair value of these instruments approximates fair value due to their short term nature.

The Company has classified financial assets and (liabilities) as follows at
December 31:

	2019	2018	2017

Fair value through profit or loss, measured at amortized cost:
Cash and cash equivalents	$1,428,129	$2,567,868	$4,974,478
Accounts receivable, measured at amortized cost:
Accounts receivable	$-	$946,944	$493,925
Receivable from the sale of discontinued operations	$18,000,000	-	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,725,708)	$(3,040,422)	$(810,593)
Convertible debentures	$(3,089,033)	$-	$-

Credit Risk
The Company is exposed to credit risk associated with its accounts receivable. The Company has accounts receivable from both governmental and non-governmental agencies. Credit risk is minimized substantially by ensuring the credit worthiness of the entities with which it carries on business. Credit terms are provided on a case by case basis. The Company has not
experienced any significant instances of non-payment from its customers.

The Company's accounts receivable ageing at
December 31
was as follows:

	2019	2018	2017

Current	$-	$892,343	$330,731
31 - 60 days	-	34,331	56,094
61 - 90 days	-	60,885	-
> 90 days	-	-	107,100
Expected credit losses (1)	-	(40,615)	-
	$-	$946,944	$493,925

(1)	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.

Exchange Rate Risk
The functional currency of each of the entities included in the accompanying consolidated financial statements is the local currency where the entity is domiciled. Functional currencies include the US, Singapore and Canadian dollar. Most transactions within the entities are conducted in functional currencies. As such, none
of the entities included in the consolidated financial statements engage in hedging activities. The Company is exposed to a foreign currency risk with the Canadian and Singapore dollar. A
10%
change in the Canadian and Singapore dollar would increase or decrease other comprehensive loss by
$290,950.

Liquidity Risk
The Company currently does
not
maintain credit facilities. The Company's existing cash and cash resources are considered sufficient to fund operating and investing activities beyond one
year from the issuance of these consolidated financial statements. The Company may,
however, need to seek additional financing in the future.